Acquisitions - Allocations of Costa Fortuna Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	May 30, 2012 Costa Fortuna [Member]
Business Acquisition [Line Items]
Working capital				$ 3,592
Property and equipment				33,500
Goodwill	8,915	23,561	19,536	4,025
Other intangible assets				1,000
Other assets				9,131
Other noncurrent liabilities				(16,981)
Total purchase price				$ 34,267